Taxes on Income (Details) - Income tax benefits federal statutory rate	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income tax benefits federal statutory rate [Abstract]
Statutory federal income tax benefit rate	34.00%	34.00%
State income taxes, net of federal benefit	3.60%	4.10%
Federal tax credit refund		(4.00%)
Foreign income taxed at different rates	(4.80%)	0.30%
Deferred tax asset valuation allowance	(34.50%)	(31.60%)
Other		(2.20%)
Effective income tax rate	(1.70%)	0.60%